CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 7,154,462	$ 5,781,000
Investment in trading securities	2,212,401	3,497,166
Prepaids	102,185	104,791
Inventory	817,597	795,939
Total current assets	10,286,645	10,178,896
Restricted cash	296,322	296,322
Equipment, net	543,197	671,373
Mineral properties	734,422	734,422
TOTAL ASSETS	11,860,586	11,881,013
Current
Accounts payable and accrued liabilities	1,281,060	1,125,192
Due to related parties	152,415	181,973
Asset retirement obligation	85,628	99,514
Total current liabilities	1,519,103	1,406,679
Total liabilities	1,519,103	1,406,679
Commitment and contingencies
Equity
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 46,201,217 common shares (December 31, 2022 - 46,446,917 common shares)	46,201	46,447
Additional paid in capital	31,704,814	31,838,291
Shares in treasury	(20,744)	(6,892)
Accumulated deficit	(21,511,326)	(21,345,398)
Total Xtra-Gold Resources Corp. stockholders' equity	10,218,945	10,532,448
Non-controlling interest	122,538	(58,114)
Total equity	10,341,483	10,474,334
TOTAL LIABILITIES AND EQUITY	$ 11,860,586	$ 11,881,013